    SUPPLEMENT DATED DECEMBER 21, 1998 TO PROSPECTUS DATED MAY 1, 1998 FOR
     PACIFIC SELECT VARIABLE ANNUITY ("PROSPECTUS") ISSUED BY PACIFIC LIFE
                               INSURANCE COMPANY

  The Prospectus is revised as follows:

  Effective January 1, 1999, four new Variable Investment Options that invest in corresponding Portfolios of Pacific Select Fund are available to you.

  The following new Portfolios of the Pacific Select Fund are added to the list of Portfolios on the first page:

         Mid-Cap Value Portfolio    Small-Cap Index Portfolio
         Large-Cap Value Portfolio  REIT Portfolio

DEFINITIONS

  The last sentence under the definition of "Variable Account" is revised to read:

  Currently, eighteen Variable Accounts are available under the Contract unless otherwise indicated in this Prospectus.

SUMMARY

  The fifth sentence in the first paragraph under "The Variable Accounts and the Fund" is revised by adding the following Portfolios of the Fund:

  Mid-Cap Value Portfolio, Large-Cap Value Portfolio, Small-Cap Index Portfolio and REIT Portfolio

EXPENSE TABLE

  The table under "Fund Annual Expenses After Expense Limitation" is revised by adding the following:

                                                      ADVISORY  OTHER    TOTAL
                                                        FEE    EXPENSES EXPENSES
                                                      -------- -------- --------
Mid-Cap Value Portfolio..............................    .85%    .06%      .91%
Large-Cap Value Portfolio............................    .85%    .06%      .91%
Small-Cap Index Portfolio............................    .50%    .06%      .56%
REIT Portfolio.......................................   1.10%    .06%     1.16%

  The first sentence of the Footnote 5 following the table under "Fund Annual Expenses After Expense Limitation" is revised to read:

  The expenses listed for the other fourteen Fund Portfolios reflect current expenses for the year ending December 31, 1997, except that the Advisory Fee for the International Portfolio has been adjusted to reflect the Advisory Fee without any waiver.

  The following sentence is added at the beginning of Footnote 5:

  The Mid-Cap Value, Large-Cap Value, Small-Cap Index, and REIT Portfolios had not yet begun operations and their "other expenses" have been estimated.

  The table under "Examples" is revised by adding the following:

                                                                         CONTRACT NOT SURRENDERED
                         CONTRACT SURRENDERED  CONTRACT ANNUITIZED AT   OR ANNUITIZED AND REMAINS
    VARIABLE ACCOUNT     AT END OF TIME PERIOD  END OF TIME PERIOD*   IN FORCE AT END OF TIME PERIOD
    ----------------     --------------------- ---------------------- ------------------------------
Mid-Cap Value
  1 Year................         $ 78                   $ 78                       $ 24
  3 Year................          119                     74                         74
  5 Year................          154                    127                        127
  10 Year...............          270                    270                        270

                                                                         CONTRACT NOT SURRENDERED
                         CONTRACT SURRENDERED  CONTRACT ANNUITIZED AT   OR ANNUITIZED AND REMAINS
    VARIABLE ACCOUNT     AT END OF TIME PERIOD  END OF TIME PERIOD*   IN FORCE AT END OF TIME PERIOD
    ----------------     --------------------- ---------------------- ------------------------------
Large-Cap Value
  1 Year................           78                    78                         24
  3 Year................          119                    74                         74
  5 Year................          154                   127                        127
  10 Year...............          270                   270                        270
Small-Cap Index
  1 Year................           75                    75                         21
  3 Year................          108                    63                         63
  5 Year................          136                   109                        109
  10 Year...............          234                   234                        234
REIT
  1 Year                           81                    81                         27
  3 Year................          127                    82                         82
  5 Year................          166                   139                        139
  10 Year...............          295                   295                        295

FINANCIAL HIGHLIGHTS

  The first sentence under "FINANCIAL HIGHLIGHTS" is revised to read:

The following tables present financial highlights with respect to each Variable Account of the Separate Account, other than the Mid-Cap Value, Large-Cap Value, Small-Cap Index, and REIT Variable Accounts which had not yet begun operations.

INFORMATION ABOUT PACIFIC LIFE, THE SEPARATE ACCOUNT, AND THE FUND

  The first sentence in the second paragraph under "Separate Account" is revised to read:

The Separate Account is currently divided into eighteen Variable Accounts.

  The second sentence in the first paragraph under "Pacific Select Fund" is revised to read:

The Fund currently has eighteen separate Portfolios, each of which pursues different investment objectives and policies.

  The chart under "Pacific Select Fund" is revised by adding:

                                                            PRIMARY INVESTMENTS
   PORTFOLIO                  OBJECTIVE                 (UNDER NORMAL CIRCUMSTANCES)      PORTFOLIO MANAGER
--------------------------------------------------------------------------------------------------------------
Mid-Cap Value    Capital appreciation                Equity securities of medium-      Lazard Asset Management
                                                     capitalization domestic companies
                                                     believed to be undervalued
--------------------------------------------------------------------------------------------------------------
Large-Cap Value  Long-term growth of capital         Equity securities of large        Salomon Brothers Asset
                                                     capitalization companies          Management Inc.
--------------------------------------------------------------------------------------------------------------
Small-Cap Index  Provide investment results that     Stocks included in the            Bankers Trust Company
                 correspond to the total return of   Russell 2000 Index
                 the Russell 2000 Small Stock Index
--------------------------------------------------------------------------------------------------------------
REIT             Current income and long-term growth Real Estate Investment Trusts and Morgan Stanley Asset
                 of capital                          equity securities of companies    Management Inc.
                                                     principally engaged in the U.S.
                                                     real estate industry


  The last sentence under "The Investment Adviser" is revised to read:

For sixteen of the Portfolios, the Investment Adviser and the Fund have engaged other firms to serve as Portfolio Managers under our supervision.

Form No. PS122198